ACQUISITION OF 2734158 ONTARIO INC. (Details 1)	12 Months Ended
Jun. 30, 2020 CAD ($)
Acquisition Of 2734158 Ontario Inc.
Consideration	$ 723,000
Ownership	50.10%
Fair value of assets acquired	$ 1,443,114
Consideration	(723,000)
Non-controlling interest	$ 720,114